SUMMARY PROSPECTUS January 29, 2010

AllianceBernstein High Income Municipal Portfolio

Ticker: Class A–ABTHX; Class C–ABTFX; Advisor Class–ABTYX

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s Prospectus and Statement of Additional Information (“SAI”), both dated January 29, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Portfolio’s Prospectus and other information about the Portfolio, go to http://www.alliancebernstein.com/links/mf, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Portfolio. Unless otherwise noted, page number references refer to the current Prospectus for this Portfolio.

INVESTMENT OBJECTIVE:

The investment objective of the Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available consistent with assuming what the Adviser considers to be undue risk to principal or income.

FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in “Investing in the Portfolios”, page 71 of this Prospectus and in “Purchase of Shares”, page 140 of the Portfolio’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	1.00%*	None
Exchange Fee	None	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	.50%	.50%	.50%
Distribution and/or Service (12b-1) Fees	.30%	1.00%	None
Other Expenses:
Transfer Agent	.05%	.05%	.05%
Other Expenses	.51%	.51%	.51%

Total Other Expenses (a)	.56%	.56%	.56%

Total Annual Portfolio Operating Expenses Before Waiver	1.36%	2.06%	1.06%

Fee Waiver and/or Expense Reimbursement (b)	(.56)%	(.56)%	(.56)%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.80%	1.50%	.50%

*	For Class C shares, the contingent deferred sales charge or CDSC is 0% after the first year.

(a)	Total other expenses are based on estimated amounts for the current fiscal year.

(b)	The Adviser has agreed to waive its management fees and/or to bear expenses of the Portfolio through October 31, 2011 to the extent necessary to prevent total Portfolio operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until January 26, 2013. No reimbursement payment will be made that would cause the Portfolio’s total annualized operating expenses to exceed the net fee percentages reflected in the table. This fee waiver and/or expense reimbursement agreement may not be terminated before October 31, 2011.

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Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same and the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class
After 1 Year	$379	$253	$51
After 3 Years	$664	$592	$282

You would pay the following expenses if you did not redeem your shares at the end of the period:

	Class A	Class C	Advisor Class
After 1 Year	$379	$153	$51
After 3 Years	$664	$592	$282

Portfolio Turnover

The Portfolio will pay transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.

PRINCIPAL STRATEGIES:

The Portfolio pursues its objective by investing principally in high-yielding municipal securities that may be non-investment grade or investment grade. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers.

The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio’s other holdings.

The Portfolio may invest without limit in lower-rated securities (“junk bonds”), which may include securities having the lowest rating, and in unrated securities that, in the Adviser’s judgment, would be lower-rated securities if rated. The Portfolio may invest in fixed-income securities with any maturity or duration. The Portfolio will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Portfolio may experience greater volatility and a higher risk of loss of principal than other municipal funds.

The Portfolio may also invest in:

•	tender option bond transactions (“TOBs”);

•	forward commitments;

•	zero coupon municipal securities and variable, floating and inverse floating rate municipal securities;

•	certain types of mortgage related securities; and

•	derivatives, such as options, futures, forwards and swaps.

The Portfolio may make short sales of securities or maintain a short position, and may use other investment techniques. The Portfolio may use leverage for investment purposes to increase income through the use of TOBs and derivative instruments, such as interest rate swaps.

PRINCIPAL RISKS:

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Market Risk: The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

•

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guaran-

tor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolio invests more of its assets in a particular state’s municipal securities, the Portfolio may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

•

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

•

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•

Leverage Risk: To the extent the Portfolio uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio’s investments.

•

Liquidity Risk: Liquidity risk exists when particular investments, such as lower-rated securities, are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

•

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

•

Management Risk: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

PERFORMANCE INFORMATION:

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

INVESTMENT ADVISER:

AllianceBernstein L.P. is the investment adviser for the Portfolio.

PORTFOLIO MANAGERS:

The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Michael Brooks	Since 2010	Senior Vice President of the Adviser

R.B. Davidson III	Since 2010	Senior Vice President of the Adviser

Wayne Godlin	Since 2010	Senior Vice President of the Adviser

Terrance T. Hults	Since 2010	Senior Vice President of the Adviser

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchase Minimums

	Initial	Subsequent
Class A/Class C Shares, including traditional IRAs and Roth IRAs	$2,500	$50
Automatic Investment Program	No minimum	$50 If initial minimum investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class Shares (only available to fee-based programs or through other limited arrangements)	None	None

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone (800-221-5672).

TAX INFORMATION

The Portfolio may make capital gains distributions, which may be taxable as ordinary income or capital gains, and income dividends. The Portfolio anticipates that substantially all of its income dividends will be exempt from regular federal income tax and relevant state and local personal income taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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